FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE
Schedule of financial assets measured at fair value
	December 31, 2025				December 31, 2024
		Fair value measurement				Fair value measurement
	Carrying value	Level 1	Level 2	Level 3	Carrying value	Level 1	Level 2	Level 3
Financial assets:
Marketable securities (Note 5)	$2,006	$2,006	$-	$-	$2,388	$2,388	$-	$-
Financial liabilities:
Silver Stream derivative liability (Note 9)	$107,260	$-	$-	$107,260	$34,414	$-	$-	$34,414
Option - PC Gold (Note 8)	$4,692	$-	$-	$4,692	$3,974	$-	$-	$3,974